PREPAIDS AND DEPOSITS	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
PREPAIDS AND DEPOSITS
7.	PREPAIDS AND DEPOSITS

As at	June 30, 2024	December 31, 2023
Insurance	$144,526	$838,445
Prepaid other	121,326	142,124
Deposits	379,766	361,646
	$645,618	$1,342,215